Cash and due from banks at amortized cost (Tables)	12 Months Ended
Dec. 31, 2023
Cash and Due from banks at amortized cost [Abstract]
Cash and Due from banks at amortized cost
(a)	Cash and due from banks at amortized cost as of December 31, 2022 and 2023 are as follows:

	2022		2023
Cash	~~W~~	2,304,480	2,173,550

		2,304,480	2,173,550

Deposits denominated in Korean won:
Reserve deposits		8,647,429	10,909,697
Time deposits		2,275,832	1,450,123
Certificate of deposit		—	14,446
Other		2,975,453	3,042,525

		13,898,714	15,416,791

Deposits denominated in foreign currency:
Deposits		8,516,315	12,117,199
Time deposits		3,153,208	3,000,279
Other		2,197,326	1,942,571

		13,866,849	17,060,049

Allowance for credit losses		(19,203)	(21,139)

	~~W~~	30,050,840	34,629,251

Restricted due from banks at amortized cost
(b)	Restricted due from banks in accordance with Related Regulation or Acts as of December 31, 2022 and 2023 are as follows:

	2022		2023	Related Regulations or Acts
Deposits denominated in Korean won:
Reserve deposits	~~W~~	8,647,429	10,909,697	Article 55 of the Bank of Korea Act
Other		2,216,899	1,633,297	Article 74 of the Capital Markets and Financial Investment Business Act, etc.

		10,864,328	12,542,994

Deposits denominated in foreign currency		2,975,849	7,148,169	Articles of the Bank of Korea Act, New York State Banking Act, derivatives related, etc.

	~~W~~	13,840,177	19,691,163